General American Life Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                                                   March 3, 2004

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:  General American Separate Account Two
              File No. 811-2162

Commissioners:

         Annual Reports dated December 31, 2003 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329 and Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511.


                                                     Sincerely,

                                                     /s/  Ellen Mitchell

                                                     Ellen Mitchell